Other income and expenses, net (Details Narrative) - USD ($) $ in Thousands	Feb. 08, 2024	Oct. 20, 2023
Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Other liabilities	$ 27,128
Other income and expenses, net	21,394
Financial expenses	5,734
Accumulated credits	10,796
Cash	$ 828
Related Agreement [Member]
IfrsStatementLineItems [Line Items]
Other liabilities		$ 75,811
Other income and expenses, net		65,512
Financial expenses		10,299
Accumulated credits		24,951
Cash		1,515
Judicial deposit		$ 6,398